Note 10 - Commitments and Contingencies (Details Textual)		1 Months Ended
	Nov. 16, 2020 $ / shares shares	Nov. 30, 2020 shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Nov. 25, 2020 $ / shares	Nov. 07, 2019 USD ($)
Number of Vessels	4
Twenty Day Weighted Average Share Price (in dollars per share) | $ / shares	$ 3.09871
Share Price (in dollars per share) | $ / shares	$ 3.40						$ 3.37
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements						$ 53,700,000
Forecast [Member]
Future Gross Minimum Revenues Under Non-cancellable Time Charter Agreements			$ 4,300,000	$ 9,200,000	$ 40,200,000
Synergy Holdings Limited [Member]
Stock Issued During Period, Shares, Contingent Consideration, Acquisition of Vessels (in shares) | shares	161,357	161,357
Purchase of Vessels [Member]
Cash Issued Per Vessel Purchased								$ 500,000
Alterwall Business Inc. Vs. Fuel Oil Supplier [Member] | Pending Litigation [Member] | Alterwall Business Inc. [Member]
Restricted Cash and Investments, Total						530,000
Estimated Litigation Liability						$ 150,000